Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net (loss) income	$ (3,368)	$ 90,982	$ (148,986)
Other comprehensive income (loss) before reclassifications
Pension adjustments, net of taxes	1,881	(548)	(1,153)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss):	54,732	(49,616)	(58,607)
Comprehensive income (loss)	51,364	41,366	(207,593)
Comprehensive income attributable to non-controlling interests	(20,203)	(140,106)	(122,844)
Comprehensive income (loss) attributable to shareholders of Teekay Corporation	31,161	(98,740)	(330,437)
Discontinued Operations
Other comprehensive income (loss) before reclassifications
Unrealized gain (loss) on qualifying cash flow hedging instruments - discontinued operations	29,292	(66,958)	(57,615)
Amounts reclassified from accumulated other comprehensive loss
Realized loss on qualifying cash flow hedging instruments	$ 23,559	$ 17,890	$ 161